Business Combinations And Capital Reorganization - Schedule of Impact On Earnings Per Share As A Result Of Reorganization (Detail)	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Jan. 01, 2019 shares	Jun. 30, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2018 shares
Impact on earnings per share as a result of reorganization [line items]
Number of shares outstanding	392,118	337,300	2,436	162,669,914	161,409,576	2,436
Shares for Basic EPS Wallbox Chargers	392,118	337,300	243,600
Exchange ratio	240.99	240.99	240.99
Adjusted number of shares	94,496,837	81,286,202	58,705,363
Ordinary shares [member] | Class A [member]
Impact on earnings per share as a result of reorganization [line items]
Number of shares outstanding	280,737	258,800	2,436
Ordinary shares [member] | Class B [member]
Impact on earnings per share as a result of reorganization [line items]
Number of shares outstanding	111,381	78,500